Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Defined Contribution Plan, Maximum Percentage of Before Tax Compensation Matched by Employer	6.00%
Defined Contribution Plan, Cost Recognized	$ 9.3	$ 9.2	$ 8.0
American Safety Razor [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 0.9